OFFICE AND MISCELLANEOUS (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Advertising, Marketing, and Investor Relations	$322,381	$232,685	$546,366	$342,758
Compliance fees	263,170	74,967	298,953	138,999
Business development	141,693	82,120	292,558	132,593
General freight	120,132	27,134	196,741	45,592
General office	311,128	189,606	544,543	343,311
	$1,158,504	$606,512	$1,879,161	$1,003,253